Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

NOTE 16: SUBSEQUENT EVENTS

1)	In August 2022, the Company fully redeemed the outstanding balance of $80,000 on the 2022 Senior Secured Notes using cash received from the Transaction. Please see also Note 6 “Borrowings” to the interim condensed consolidated financial statements.

2)	On July 26, 2022, Navios Holdings agreed to sell its 36-vessel dry bulk fleet for an aggregate consideration of $835,000 consisting of cash and the assumption of bank debt and finance leases related to the vessels and subject to working capital adjustment at closing, to Navios Partners. The closing of the Transaction was subject to customary closing conditions, including receipt of certain consents required in connection with Navios Partners’ assumption of bank debt in connection with the Transaction. The closing of the Transaction was effected in two tranches. The first tranche, involving the transfer of 15 vessels, was completed on July 29, 2022. The second tranche, involving the remaining 21 vessels, was completed on September 8, 2022. The net cash proceeds of the Transaction were used (a) to repay $262,632 under the NSM loans and (b) to fully redeem the outstanding balance of $80,000 under the 2022 Senior Secured Notes at maturity on August 15, 2022. The Transaction was negotiated and unanimously approved by the Special Committee of Navios Holdings and was also unanimously approved by the full board of directors of Navios Holdings. The net cash proceeds will be determined once the working capital adjustments are finalized and settled as per the terms of the agreement. The expected gain from the Transaction will be recorded in the consolidated statements of comprehensive income in the third quarter of 2022.

3)	In July 2022, the Company entered into a sale and leaseback agreement amounting to $22,000 to finance a dry bulk vessel, which was drawn in the third quarter of 2022. Please see also Note 6 “Borrowings” to the interim condensed consolidated financial statements.